                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10555
                                   ---------

                           PIMCO Corporate Income Fund
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices)   (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: October 31
                         ----------
Date of reporting period: October 31
                          ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO SHAREHOLDERS

                                                                   ANNUAL REPORT
                                                                        10.31.04

PIMCO CORPORATE INCOME FUND

[PCN LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                                       1

Performance Summary and Statistics                           2

Schedule of Investments                                   3-11

Statement of Assets and Liabilities                         12

Statement of Operations                                     13

Statement of Changes in Net Assets                          14

Notes to Financial Statements                            15-22

Financial Highlights                                        23

Report of Independent Registered Public
   Accounting Firm                                          24

Dividend Reinvestment Plan                                  25

Tax Information, Other Information, Annual Shareholder
   Meeting Results                                          26

Board of Trustees                                           27

Privacy Policy, Proxy Voting Policies & Procedures          28

[PIMCO ADVISORS LOGO]

PIMCO CORPORATE INCOME FUND LETTER TO SHAREHOLDERS

                                                                December 8, 2004


Dear Shareholder:

I am pleased to provide you with the annual report of the PIMCO Corporate Income Fund (the "Fund") for the year ended October 31, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

Together with PA Fund Management LLC the Fund's investment manager and Pacific Investment Management Co. LLC, the Fund's sub-adviser, I thank you for investing with us. We remain dedicated to serving your investment needs.


Sincerely,


/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO CORPORATE INCOME FUND PERFORMANCE SUMMARY AND STATISTICS
October 31, 2004 (unaudited)

SYMBOL:
PCN

OBJECTIVE:
To provide high current income. Capital preservation and appreciation are secondary objectives.

PRIMARY INVESTMENTS:
U.S. dollar-denominated corporate debt obligations of varying maturities and other corporate income-producing securities.

INCEPTION DATE:
December 21, 2001

TOTAL NET ASSETS(1):
$856.5 million

PORTFOLIO MANAGERS:
David Hinman
Raymond Kennedy

TOTAL RETURN(2):                                       MARKET PRICE     NAV
Six Months                                             16.85%            9.07%
1 Year                                                 12.32%           13.55%
Commencement of Operations (12/21/01) to 10/31/04      11.77%           14.02%

[CHART]

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (12/21/01) to 10/31/04

                       NAV           MARKET PRICE
12/21/2001        $         14.33   $         15.00
12/28/2001        $         14.29   $         15.05
  1/4/2002        $         14.33   $         15.08
 1/11/2002        $         14.50   $         15.05
 1/18/2002        $         14.48   $         15.15
 1/25/2002        $         14.40   $         15.00
  2/1/2002        $         14.40   $         15.04
  2/8/2002        $         14.33   $         15.03
 2/15/2002        $         14.21   $         14.99
 2/22/2002        $         14.06   $         14.88
  3/1/2002        $         14.05   $         14.85
  3/8/2002        $         13.96   $         15.00
 3/15/2002        $         13.81   $         14.79
 3/22/2002        $         13.86   $         14.44
 3/29/2002        $         13.89   $         14.29
  4/5/2002        $         14.09   $         14.72
 4/12/2002        $         14.03   $         14.65
 4/19/2002        $         14.11   $         14.65
 4/26/2002        $         14.13   $         14.54
 4/30/2002        $         14.02   $         14.77
  5/3/2002        $         14.01   $         14.83
 5/10/2002        $         13.85   $         14.92
 5/17/2002        $         13.71   $         14.74
 5/24/2002        $         13.83   $         14.77
 5/31/2002        $         13.95   $         14.84
  6/7/2002        $         13.94   $         14.88
 6/14/2002        $         13.85   $         14.94
 6/21/2002        $         13.83   $         14.63
 6/28/2002        $         13.20   $         14.76
  7/5/2002        $         12.98   $         14.54
 7/12/2002        $         13.05   $         14.52
 7/19/2002        $         12.98   $         14.39
 7/26/2002        $         12.10   $         13.65
  8/2/2002        $         12.35   $         13.75
  8/9/2002        $         12.23   $         13.44
 8/16/2002        $         12.01   $         13.79
 8/23/2002        $         12.54   $         13.38
 8/30/2002        $         12.69   $         13.55
  9/6/2002        $         12.72   $         14.29
 9/13/2002        $         12.82   $         14.50
 9/20/2002        $         12.75   $         14.32
 9/27/2002        $         12.55   $         14.05
 9/30/2002        $         12.54   $         13.95
 10/4/2002        $         12.35   $         14.23
10/11/2002        $         11.84   $         13.38
10/18/2002        $         11.71   $         12.73
10/25/2002        $         11.86   $         12.69
 11/1/2002        $         12.23   $         13.30
 11/8/2002        $         12.71   $         13.50
11/15/2002        $         12.73   $         13.85
11/22/2002        $         13.02   $         13.98
11/29/2002        $         13.00   $         13.99
 12/6/2002        $         13.09   $         13.55
12/13/2002        $         13.10   $         13.62
12/20/2002        $         13.40   $         13.59
12/27/2002        $         13.30   $         13.70
  1/3/2003        $         13.29   $         13.94
 1/10/2003        $         13.63   $         14.44
 1/17/2003        $         13.58   $         14.41
 1/24/2003        $         13.68   $         14.88
 1/31/2003        $         13.64   $         14.74
  2/7/2003        $         13.64   $         14.64
 2/14/2003        $         13.40   $         14.69
 2/21/2003        $         13.60   $         14.60
 2/28/2003        $         13.79   $         14.65
  3/7/2003        $         13.93   $         14.73
 3/14/2003        $         13.82   $         14.72
 3/21/2003        $         13.59   $         14.37
 3/28/2003        $         13.91   $         14.60
  4/4/2003        $         14.17   $         14.81
 4/11/2003        $         14.12   $         14.93
 4/18/2003        $         14.35   $         14.88
 4/25/2003        $         14.65   $         14.95
  5/2/2003        $         14.90   $         15.14
  5/9/2003        $         15.06   $         15.15
 5/16/2003        $         15.03   $         15.14
 5/23/2003        $         15.14   $         15.14
 5/30/2003        $         15.21   $         15.30
  6/6/2003        $         15.39   $         15.62
 6/13/2003        $         15.58   $         15.75
 6/20/2003        $         15.48   $         15.56
 6/27/2003        $         15.36   $         15.71
  7/7/2003        $         15.32   $         15.83
 7/11/2003        $         15.34   $         15.45
 7/18/2003        $         15.18   $         14.83
 7/25/2003        $         15.05   $         15.12
  8/1/2003        $         14.51   $         14.02
  8/8/2003        $         14.64   $         14.55
 8/15/2003        $         14.30   $         13.94
 8/22/2003        $         14.61   $         14.03
 8/29/2003        $         14.71   $         14.11
  9/5/2003        $         14.87   $         14.44
 9/12/2003        $         14.92   $         14.67
 9/19/2003        $         15.12   $         14.84
 9/26/2003        $         15.23   $         14.86
 10/3/2003        $         15.20   $         15.16
10/10/2003        $         15.19   $         15.00
10/17/2003        $         15.24   $         15.05
10/24/2003        $         15.36   $         15.22
10/31/2003        $         15.38   $         15.43
 11/7/2003        $         15.32   $         15.44
11/14/2003        $         15.46   $         15.35
11/21/2003        $         15.51   $         15.58
11/28/2003        $         15.43   $         15.65
 12/5/2003        $         15.68   $         15.64
12/12/2003        $         15.61   $         15.78
12/19/2003        $         15.75   $         15.80
12/26/2003        $         15.32   $         15.60
  1/2/2004        $         15.27   $         15.86
  1/9/2004        $         15.71   $         16.05
 1/16/2004        $         15.65   $         16.09
 1/23/2004        $         15.66   $         16.10
 1/30/2004        $         15.47   $         15.81
  2/6/2004        $         15.42   $         15.73
 2/13/2004        $         15.46   $         15.70
 2/20/2004        $         15.38   $         15.46
 2/27/2004        $         15.47   $         15.56
  3/5/2004        $         15.62   $         15.54
 3/12/2004        $         15.52   $         15.59
 3/19/2004        $         15.51   $         15.64
 3/26/2004        $         15.47   $         15.60
  4/2/2004        $         15.31   $         15.45
  4/9/2004        $         15.33   $         14.80
 4/16/2004        $         15.10   $         14.13
 4/23/2004        $         15.03   $         14.07
 4/30/2004        $         14.91   $         13.81
  5/7/2004        $         14.56   $         13.19
 5/14/2004        $         14.35   $         13.31
 5/21/2004        $         14.41   $         13.56
 5/28/2004        $         14.56   $         14.15
  6/4/2004        $         14.48   $         14.07
 6/11/2004        $         14.41   $         13.70
 6/18/2004        $         14.50   $         13.82
 6/25/2004        $         14.55   $         13.71
  7/2/2004        $         14.75   $         14.31
  7/9/2004        $         14.79   $         14.43
 7/16/2004        $         14.88   $         14.43
 7/23/2004        $         14.82   $         14.28
 7/30/2004        $         14.84   $         14.49
  8/6/2004        $         15.14   $         14.69
 8/13/2004        $         15.07   $         14.44
 8/20/2004        $         15.11   $         14.68
 8/27/2004        $         15.17   $         14.85
  9/3/2004        $         15.16   $         15.08
 9/10/2004        $         15.23   $         15.03
 9/17/2004        $         15.36   $         15.37
 9/24/2004        $         15.44   $         15.48
 10/1/2004        $         15.34   $         15.14
 10/8/2004        $         15.48   $         15.20
10/15/2004        $         15.47   $         15.11
10/22/2004        $         15.55   $         15.38
10/31/2004        $         15.58   $         15.46

MARKET PRICE/NET ASSET VALUE:

Market Price                   $  15.46
----------------------------------------
Net Asset Value                $  15.58
----------------------------------------
Discount to Net Asset Value        0.77%
----------------------------------------
Market Price Yield(3)              8.25%
----------------------------------------

[CHART]

MOODY'S RATINGS AS A % OF TOTAL INVESTMENTS

Aaa      1.9%
Aa       2.0%
A       10.0%
Baa     34.3%
Ba      30.7%
B        8.8%
Caa      3.9%
Ca       0.6%
NR       7.4%
P-1      0.4%

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period greater than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at October 31, 2004.

PIMCO CORPORATE INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2004

PRINCIPAL
   AMOUNT                                                                               CREDIT RATING*
    (000)                                                                               (MOODY'S/S&P)              VALUE
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES - 82.0%

AIRLINES - 4.7%
$     3,008   American Airlines, Inc., pass thru certificates,
               6.98%, 4/1/11, Ser. 01-2                                                    Baa2/A-       $     3,006,641
              Continental Airlines, Inc., pass thru certificates,
     10,000    6.50%, 6/15/11, Ser. 01-1                                                   Baa3/A              9,392,247
      3,035    7.06%, 9/15/09, Ser. 99-2                                                   Baa3/A              3,023,564
      2,500    7.49%, 10/2/10, Ser. 00-2                                                   Baa3/A              2,452,425
      4,270   Northwest Airlines Corp., pass thru certificates,
               7.58%, 3/1/19, Ser. 992A                                                    Baa2/A-             4,278,584
              United Airlines, Inc., pass thru certificates,
      3,642    1.54%, 3/2/49, Ser. 97A                                                      NR/NR              2,895,483
      6,487    6.20%, 9/1/08, Ser. 01-1                                                     NR/NR              5,513,743
      4,908    7.19%, 4/1/11, Ser. 00-2                                                     NR/NR              4,207,455
      5,599    7.73%, 7/1/10, Ser. 00-1                                                     NR/NR              4,625,166
        700    10.36%, 11/13/12, Ser. 91C (a) (b)                                           NR/NR                323,750
                                                                                                         ---------------
                                                                                                              39,719,058
                                                                                                         ===============
AUTOMOTIVE - 2.1%
      2,000   Auburn Hills Trust, 12.375%, 5/1/20                                          A3/BBB              3,099,992
        250   Delphi Trust II., 6.20%, 11/15/33                                            Baa3/BB               247,297
      5,000   Ford Motor Co., 9.98%, 2/15/47                                              Baa1/BBB-            6,180,435
      5,000   General Motors Corp. 8.375%, 7/5/33                                         Baa1/BBB-            6,875,223
      1,000   Hertz Corp., 7.625%, 6/1/12                                                 Baa2/BBB-            1,096,887
                                                                                                         ---------------
                                                                                                              17,499,834
                                                                                                         ===============
BANKING - 1.6%
      5,000   Colonial Bank, 9.375%, 6/1/11                                               Ba1/BBB-             6,015,185
      1,700   Fifth Third Capital Trust, 8.14%, 3/15/27, Ser A                             Aa3/NR              1,978,502
      1,000   HSBC Capital Funding., 10.18%, 6/30/30, VRN                                   A1/A-              1,549,023
      1,000   Riggs Capital Trust, 8.625%, 12/31/26 Ser. A                                Ba2/CCC+             1,085,000
      1,750   Riggs National Corp., 9.65%, 6/15/09                                         Ba2/B-              2,030,000
      1,000   Royal Bank of Scotland Group, PLC, 7.65%, 9/30/31, VRN                        A1/A               1,212,449
                                                                                                         ---------------
                                                                                                              13,870,159
                                                                                                         ===============
COMPUTER SERVICES - 0.3%
              Electronic Data Systems Corp.,
      1,000    6.50%, 8/1/13, Ser. B                                                      Ba1/BBB-             1,023,008
      1,500    7.125%, 10/15/09                                                           Ba1/BBB-             1,630,327
                                                                                                         ---------------
                                                                                                               2,653,335
                                                                                                         ===============
CONTAINERS - 0.4%
      3,000   Ball Corp., 6.875%, 12/15/12                                                 Ba3/BB              3,285,000
                                                                                                         ---------------
DIVERSIFIED MANUFACTURING - 1.9%
        500   Dresser, Inc., 9.375%, 4/15/11                                                B2/B                 557,500
      4,000   Hutchison Whampoa International Ltd.
               6.25%-6.50%, 2/13/13-1/24/14 (c)                                             A3/A-              4,174,814
      1,030   Raychem Corp., 8.20%, 10/15/08                                               Ba3/BBB             1,185,157
      8,574   Tyco International Group SA.,
               6.75%-7.00%, 2/15/11-6/15/28                                               Baa3/BBB             9,767,262
                                                                                                         ---------------
                                                                                                              15,684,733
                                                                                                         ===============
ENERGY - 2.1%
      1,000   Edison Mission Energy, 7.73%, 6/15/09                                         B1/B               1,070,000
      1,000   GG1C Funding Corp., 5.13%, 1/15/14 (c)                                      Baa3/BBB             1,017,222

PRINCIPAL
   AMOUNT                                                                               CREDIT RATING*
    (000)                                                                               (MOODY'S/S&P)              VALUE
------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
$     5,000   MidAmerican Energy Holdings.Co., 5.875%, 10/1/12                            Baa3/BBB-      $     5,358,945
      2,719   Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A                   Ba1/BBB-             3,100,402
      1,000   TXU Corp., 6.375%, 6/15/06, Ser. J                                          Ba1/BBB-             1,050,903
      5,070   TXU Energy Co., 7.00%, 3/15/13                                              Baa2/BBB             5,765,634
                                                                                                         ---------------
                                                                                                              17,363,106
                                                                                                         ===============
FINANCIAL SERVICES - 1.4%
     10,000   Citigroup Inc., 4.875%, 5/7/15                                               Aa2/A+              9,981,820
      1,000   Goldman Sachs Group, Inc., 2.20%, 1/10/05 (d)                                Aa3/A+              1,001,634
      1,000   Morgan Stanley, 2.20%, 1/12/05 (d)                                           Aa3/A+              1,001,849
                                                                                                         ---------------
                                                                                                              11,985,303
                                                                                                         ===============
FINANCING - 8.5%
      8,500   Beaver Valley Funding Corp., 9.00%, 6/1/17                                  Baa3/BB+            10,031,020
      1,000   BlueWater Finance Ltd., 10.25%, 2/15/12                                       B1/B               1,110,000
              Cedar Brakes II LLC.,
        552    8.50%, 2/15/14 Ser. B                                                      Caa1/CCC+              593,591
      4,841    9.875%, 9/1/13                                                             Caa2/CCC+            5,518,854
      7,500   Ford Motor Credit Co., 5.80%-7.25%, 1/25/07-10/1/13                          A3/BBB-             7,962,058
      1,180   General Electric Capital Corp., 8.30%, 9/20/09                               Aaa/AAA             1,404,883
              General Motors Acceptance Corp.,
      8,000    2.60%-2.97%, 11/18/04-1/18/05 (d)                                           A3/BBB-             7,985,943
     10,000    6.125%-6.875%, 8/28/07-9/15/11                                              A3/BBB-            10,430,685
              Household Finance Corp.,
        500    2.58%, 1/12/05 (d)                                                           A1/A                 504,603
      6,265    7.20%-7.65%, 7/15/06-5/15/07                                                 A1/A               6,745,818
      1,300   Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (c)                           Baa3/BB             1,527,880
        300   Mizuho Preferred Capital Co.,LLC, 8.79%, 6/30/08, VRN (c)                    Baa3/BB               343,500
      2,000   Preferred Term Securities XIII, 2.44%, 12/24/04, (c) (d) (e)                  NR/NR              1,987,160
      5,000   Sets Trust No. 2002-3, 8.85%, 4/2/07 (c) (e)                                  NR/NR              5,452,850
     10,000   TIERS Principal Protected Trust, 8.41%, 3/22/07 (b) (c) (e) (f)               NR/NR              9,788,184
                                                                                                         ---------------
                                                                                                              71,387,029
                                                                                                         ===============
FOOD & BEVERAGE - 1.3%
      2,000   Anheuser Busch Cos., Inc., 5.00%, 3/1/19                                      A1/A+              1,998,846
      5,000   Delhaize America, Inc., 8.125%, 4/15/11                                      Ba1/BB+             5,785,625
      3,000   Ingles Markets, Inc., 8.875%, 12/1/11                                        Ba3/B+              3,255,000
                                                                                                         ---------------
                                                                                                              11,039,471
                                                                                                         ===============
FOOD SERVICES - 0.9%
      5,897   Tricon Global Restaurants, Inc., 8.875%, 4/15/11                            Baa3/BBB-            7,369,398
                                                                                                         ---------------
HEALTHCARE & HOSPITIAL - 2.4%
      6,470   Columbia/HCA Healthcare Corp., 8.70%-9.00%, 2/10/10-12/15/14                 Ba1/BB+             7,670,664
      7,000   HEALTHSOUTH Corp., 7.00%-8.375%, 6/15/08-10/1/11                              NR/NR              7,012,500
      1,006   Manor Care, Inc., 8.00%, 3/1/08                                              Ba3/BBB             1,139,430
      5,000   Tenet Healthcare Corp., 6.375%, 12/01/11                                      B3/B-              4,587,500
                                                                                                         ---------------
                                                                                                              20,410,094
                                                                                                         ===============
HOTELS & GAMING - 5.2%
      1,000   Caesars Entertainment, Inc., 8.875%, 9/15/08                                 Ba2/BB+             1,153,750
      1,471   Circus Circus Enterprises, Inc., 6.45%, 2/1/06                               Ba3/B+              1,524,324
      2,000   Harrah's Operating Co., Inc., 8.00%, 2/1/11                                 Baa3/BBB-            2,354,366
      2,000   Hilton Hotels Corp., 7.625%, 12/1/12                                        Baa3/BBB-            2,356,200
      1,500   Host Marriot LP, 9.50%, 1/15/07, Ser. I-REIT                                 Ba3/B+              1,672,500
      5,175   ITT Corp., 6.75%-7.375%, 11/15/05-11/15/15                                   Ba1/BB+             5,856,125

PRINCIPAL
   AMOUNT                                                                               CREDIT RATING*
    (000)                                                                               (MOODY'S/S&P)              VALUE
------------------------------------------------------------------------------------------------------------------------
HOTELS & GAMING (CONTINUED)
              Mandalay Resort Group
$     1,000    6.50%, 7/31/09                                                              Ba2/BB+       $     1,057,500
        500    9.375%, 2/15/10                                                             Ba3/BB-               582,500
     12,190   MGM Mirage, Inc., 6.75%-8.50%, 2/1/08-9/15/10                                Ba1/BB+            13,792,350
              Park Place Entertainment Corp.,
      4,000    7.875%-8.125%, 12/15/05-5/15/11                                             Ba2/BB-             4,450,000
      3,000    8.50%, 11/15/06                                                             Ba1/BB+             3,315,000
      4,880   Starwood Hotels & Resorts, 7.375%-7.875%, 5/1/07-5/1/12                      Ba1/BB+             5,469,000
                                                                                                         ---------------
                                                                                                              43,583,615
                                                                                                         ===============
INSURANCE - 0.5%
      2,300   Dai-Ichi Mutual Life Co., 5.73%, 3/17/14 (c)                                 NR/BBB+             2,345,933
        123   Prudential Financial Inc. 4.10%, 11/15/06                                     A3/A-                125,319
      1,500   Residential Reinsurance Ltd., 6.74%, 12/1/04 (c) (e)                         Ba2/BB+             1,428,750
                                                                                                         ---------------
                                                                                                               3,900,002
                                                                                                         ===============
MEDICAL PRODUCTS - 0.1%
      1,000   Fresenius Medical Care AG, 7.875%, 6/15/11                                   Ba2/BB-             1,102,500
                                                                                                         ---------------
METALS - 0.4%
      3,000   Noranda, Inc. 7.25%, 7/15/12                                                Baa3/BBB-            3,440,334
                                                                                                         ---------------
MULTI-MEDIA - 7.8%
      8,000   AOL Time Warner Inc., 7.70%, 5/1/32                                         Baa1/BBB+            9,610,584
      5,105   British Sky Broadcasting Group,
               6.875%-7.30%, 10/15/06-2/23/09                                             Baa3/BBB-            5,601,983
      1,000   CF Cable TV, Inc., 9.125%, 7/15/07                                           Ba3/BB-             1,044,252
              Comcast Corp.,
        500    6.50%, 1/15/15                                                             Baa3/BBB               547,833
      2,250    10.625%, 7/15/12                                                           Ba2/BBB-             2,986,655
        925   Continental Cablevision, Inc., 9.00%, 9/1/08                                Baa3/BBB             1,089,173
              CSC Holding, Inc.
      1,000    7.25%, 7/15/08                                                              B1/BB-              1,066,250
      6,625    7.625%-8.125%, 7/15/09-4/11/11, Ser.B                                       B1/BB-              7,308,125
      6,000   DIRECTV Holdings Corp., 8.375%, 3/15/13                                      B1/BB-              6,870,000
      1,950   Echostar DBS Corp., 9.125%, 1/15/09                                          Ba3/BB-             2,184,000
      9,375   Lenfest Communications, Inc., 8.375%, 11/1/05                               Baa3/BBB             9,891,750
      7,450   News America Holding, Inc. 7.43%, 10/1/26                                   Baa3/BBB-            8,709,199
      1,610   News America, Inc., 6.75%, 10/1/26                                          Baa3/BBB-            1,824,045
      5,500   Time Warner, Inc., 6.625%- 9.125%, 1/15/13-5/15/29                          Baa1/BBB+            6,951,938
                                                                                                         ---------------
                                                                                                              65,685,787
                                                                                                         ===============
OIL & GAS - 10.2%
      1,000   AmeriGas Partners, L.P., 8.875%, 5/20/11, Ser. B                             B2/BB-              1,100,000
      2,000   Chesapeake Energy Corp., 8.375%, 11/1/08                                     Ba3/BB-             2,190,000
              Dynergy-Roseton Danskamme,
      1,750    7.27%, 11/08/10, Ser. A                                                     Caa2/B              1,776,250
      3,000    7.67%, 11/08/16, Ser. B                                                     Caa2/B              2,902,500
      3,000   Forest Oil Corp., 8.00%, 6/15/08-12/15/11                                    Ba3/BB-             3,405,000
      5,000   Gaz Capital SA., 8.625%, 4/28/34                                             Ba2/BB-             5,587,500
      3,750   Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A                                B2/B+              4,078,125
      8,000   Noram Energy Corp. 6.50%, 2/1/08                                             Ba1/BBB             8,659,752
      7,050   Pemex Project Funding Master Trust
               8.00%-8.625%, 11/15/11-2/1/22                                              Baa1/BBB-            8,132,125
        967   Perforadora Centrale SA, 4.92%, 12/15/18                                      NR/NR              1,002,329

PRINCIPAL
   AMOUNT                                                                               CREDIT RATING*
    (000)                                                                               (MOODY'S/S&P)              VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS (CONTINUED)
$     3,500   Petroleos Mexicanos. 9.50%, 9/15/27                                         Baa1/BBB-      $     4,322,500
      4,915   Pioneer Natural Resource Co., 5.875%-6.50%, 1/15/08-7/15/16                 Baa3/BBB-            5,252,290
      1,300   Pogo Producing Co., 8.25%, 4/15/11, Ser. B                                   Ba3/BB              1,439,750
      1,200   Reliant Energy Resources Corp., 7.75%, 2/15/11                               Ba1/BBB             1,403,762
        300   SESI, LLC, 8.875%, 5/15/11                                                   B1/BB-                330,000
        250   Transcontinental Gas Pipe Corp., 8.875%, 7/15/12 Ser. B                       B1/B+                310,000
      2,000   USX Corp., 9.375%, 2/15/12                                                  Baa1/BBB+            2,601,666
      5,000   Valero Energy Corp., 6.875%, 4/15/12                                        Baa3/BBB             5,699,300
      5,000   Weatherford International, Inc., 6.625%, 11/15/11, Ser. B                   Baa1/BBB+            5,608,355
     15,000   Williams Cos., Inc., 7.125%-8.75%, 9/1/11-3/15/32                             B3/B+             16,965,000
      3,500   XTO Energy, Inc. 6.25%, 4/15/13                                             Baa3/BBB-            3,873,352
                                                                                                         ---------------
                                                                                                              86,639,556
                                                                                                         ===============
PAPER/PAPER PRODUCTS - 2.3%
      9,140   Boise Cascade Corp., 7.32%-9.45%, 2/1/08-11/1/09                             Ba2/BB             10,672,487
      6,662   Donohue Forest Products 7.625%, 5/15/07                                      Ba3/BB              6,973,295
        500   Georgia-Pacific Corp., 8.125%, 5/15/11                                       Ba3/BB+               586,250
        500   International Paper Co., 6.75%, 9/1/11                                      Baa2/BBB               562,773
        850   Norske Skogindustrier ASA, 6.125%, 10/15/15 (c)                             Baa3/BBB-              882,322
                                                                                                         ---------------
                                                                                                              19,677,127
                                                                                                         ===============
PHARMECEUTICALS - 0.4%
      3,500   Wyeth, 5.50%-6.50%, 2/1/14-2/1/34                                            Baa1/A              3,598,550
                                                                                                         ---------------
PRINTING/PUBLISHING - 0.7%
      6,000   Quebecor World Inc., 6.125%, 11/15/13                                       Baa3/BBB-            6,100,044
                                                                                                         ---------------
TELECOMMUNICATIONS - 14.6%
     17,500   AT&T Corp., 8.05%-8.75%, 11/15/11-11/15/31                                   Ba1/BB+            20,287,500
      5,000   Citizens Communications Co., 9.25%, 5/15/11                                  Ba3/BB+             5,775,000
      3,000   Citizens Utilities Co., 7.60%, 6/1/06                                        Ba3/BB+             3,195,000
     10,000   Deutsche Telekom International, 8.50%, 6/15/10                              Baa1/BBB+           12,061,420
     10,000   France Telecom, 8.50%, 3/1/11                                               Baa2/BBB+           12,025,380
      1,353   MCI Communications Corp., 5.908%-7.735%, 5/1/07-5/1/14                        NR/NR              1,333,999
      5,000   Nextel Communications Inc., 6.875%-7.875%, 10/31/13-8/1/15                   Ba3/BB              5,500,000
      1,250   PanAmSat Corp., 6.375%, 1/15/08                                              B1/BB+              1,300,000
        750   PCCW Capital II, Ltd., 6.00%, 7/15/13 (c)                                   Baa2/BBB               784,603
     12,860   Quest Capital Funding, Inc., 7.25%, 2/15/11                                  Caa2/B             12,056,250
      9,000   Quest Communications International, Inc.,. 7.25%, 2/15/11 (c)                 B3/B               8,977,500
      3,000   SBC Communications, Inc., 4.125%, 9/15/09                                     NR/NR              3,018,294
     23,900   Sprint Capital Corp. (FON Group),
               6.125%-7.875%, 11/15/08-11/15/28                                           Baa3/BBB-           26,754,876
      8,969   Verizon Global Funding Corp. 6.875%-7.25%, 12/1/10-6/15/12                    A2/A+             10,424,396
                                                                                                         ---------------
                                                                                                             123,494,218
                                                                                                         ===============
UTILITIES - 10.0%
      2,000   CMS Energy Corp., 8.90%, 7/15/08                                              B3/B+              2,240,000
        500   Consumers Energy, Inc., 6.375%, 2/1/08 (c)                                  Baa3/BBB-              541,856
      4,918   East Coast Power LLC, 6.74-7.07%, 3/31/08-3/13/12, Ser B                    Baa3/BBB-            5,105,563
      6,000   First Energy Corp., 7.375%, 11/15/31, Ser C                                 Baa3/BB+             6,857,940
      2,000   Florida Gas Transmission Co., 7.00%, 7/17/12 (c)                            Baa2/BBB+            2,134,456
      4,730   FPL Energy Wind Funding, 6.88%, 6/27/17 (c)                                  Ba2/BB-             4,907,375
      2,500   Georgia Power Co., 1.90%, 11/17/04, Ser. U (d)                                A2/A               2,502,403
      4,900   Homer City Funding LLC. 8.14%, 10/1/19                                       Ba2/BB              5,512,500
      7,650   IPALCO Enterprises, Inc., 8.375%-8.625%, 11/14/08-11/14/11                   Ba1/BB-             8,655,875
      4,500   Kansas Gas & Electric Co., 6.20%, 1/15/06                                    Ba1/BBB             4,697,190

PRINCIPAL
   AMOUNT                                                                               CREDIT RATING*
    (000)                                                                               (MOODY'S/S&P)              VALUE
------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
$     4,000   Midwest Generation LLC, 8.56%, 1/2/16, Ser B                                  B1/B         $     4,460,000
      2,000   Northern State Power Co., 8.00%, 8/28/12, Ser B                               A2/A-              2,471,414
      2,750   Pacific Gas & Electric Corp., 2.72%, 1/3/05 (d)                             Baa2/BBB             2,753,718
      2,000   Potomac Electric Power Co., 6.25%, 10/15/07                                   A3/A-              2,153,130
      2,500   PPL Capital Funding Trust I., 7.29%, 5/18/06                                 Ba1/BB+             2,635,363
     10,790   PSEG Energy Holdings, Inc., 8.50%-8.625%, 2/15/08-6/15/11                    Ba3/BB-            12,186,900
        500   Public Service Electric & Gas Co., 4.00%, 11/1/08                             A3/A-                506,171
      5,542   South Point Energy Center LLC, 8.40%, 5/30/12 (c)                             B2/B               4,794,022
      3,500   Southern California Edison Co., 8.00%, 2/15/07                               A3/BBB              3,872,211
      2,000   Texas Utilities Electric Co., 7.17%, 8/1/07                                 Baa3/BBB-            2,166,974
      3,500   Tucson Electric Power Co., 7.50%, 8/1/08, Ser. B                             Ba2/BBB-            3,747,765
                                                                                                         ---------------
                                                                                                              84,902,826
                                                                                                         ===============
WASTE MANAGEMENT - 2.2%
      3,745   Allied Waste North America, Inc.,
               7.625%-8.500%, 1/1/06-12/1/08, Ser. B                                       B2/BB-              3,925,175
     13,000   Waste Management, Inc., 7.375%-7.65%, 8/1/10-3/15/11                        Baa3/BBB            15,083,286
                                                                                                         ---------------
                                                                                                              19,008,461
                                                                                                         ===============
Total Corporate Bonds & Notes (cost-$653,972,483)                                                            693,399,540
                                                                                                         ===============
SOVEREIGN DEBT OBLIGATIONS - 4.7%

BRAZIL - 0.3%
      2,858   Federal Republic of Brazil, 8.00%, 4/15/14                                   B1/BB-              2,849,445
                                                                                                         ---------------
GUATEMALA - 0.3%
      2,000   Republic of Guatemala, 9.25%, 8/1/13 (c)                                     Ba2/BB-             2,245,000
                                                                                                         ---------------
PANAMA - 1.3%
      9,570   Republic of Panama, 9.375%-9.625%, 2/8/11-7/23/12                            Ba1/BB             10,929,075
                                                                                                         ---------------
PERU - 1.7%
     12,090   Republic of Peru, 9.125%-9.875%, 2/21/12-2/6/15                              Ba3/BB             13,873,125
                                                                                                         ---------------
RUSSIA - 0.6%
      4,662   Russian Federation, 5.00%-8.25%, 3/31/10-3/31/30                            Baa3/BB+             4,803,548
                                                                                                         ---------------
SOUTH AFRICA - 0.4%
      3,120   Republic of South Africa, 7.375%-9.125%, 5/19/09-4/25/12                    Baa2/BBB             3,722,400
                                                                                                         ---------------
UKRAINE REPUBLIC - 0.1%
        967   Republic of Ukraine, 7.65%-11.00%, 3/15/07-6/11/13                            B1/B               1,024,452
                                                                                                         ---------------
Total Sovereign Debt Obligations (cost-$38,494,309)                                                           39,447,045
                                                                                                         ===============

PRINCIPAL
   AMOUNT                                                                               CREDIT RATING*
    (000)                                                                               (MOODY'S/S&P)              VALUE
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 2.4%

$     3,500   Chase Commercial Mortgage Securities Corp.,
               6.887%, 10/15/19 (c)                                                        NR/BB+        $     3,586,276
      6,502   GSMPS Mortgage Loan Trust., 7.50%, 6/19/27 (c)                                NR/NR              6,918,799
      2,343   Lehman Brothers Floating Rate Commercial Mortgage Trust,
               3.54%, 11/17/04, (c) (d)                                                    NR/BBB              2,345,161
              Merrill Lynch Mortgage Investors, Inc.,
      2,805    6.94%, 11/1/04 (d)                                                         Baa3/BBB             3,135,806
      2,000    7.21%, 11/1/04 (d)                                                         Baa1/BBB+            2,239,017
      2,373   Morgan Stanley Capital, Inc., 2.01%, 11/15/04 (c) (d)                        Aaa/AAA             2,375,675
                                                                                                         ---------------
Total Mortgage-Backed Securities (cost-$20,222,507)                                                           20,600,734
                                                                                                         ===============
SENIOR LOANS (b) (g) (h) - 1.3%

CONTAINERS - 0.5%
              Smurfit Stone
        131    4.375%, 11/1/09                                                                                   133,328
        322    4.375%, 11/1/10, Term B                                                                           327,857
      1,047    4.375%, 11/1/10, Term C                                                                         1,065,534
              Stone Container Corp.,
      1,402    6.25%, 6/30/09, Term B                                                                          1,411,721
        184    6.25%, 6/30/09, Term C                                                                            185,580
        893   Owens-Illinois Group, Inc., 4.64%, 4/1/08, Term B                                                  908,668
                                                                                                         ---------------
                                                                                                               4,032,688
                                                                                                         ===============
ENERGY - 0.1%
      1,429   AES Corp., 4.00%-4.25%, 7/29/08, Term B                                                          1,452,679
                                                                                                         ---------------
MULTI-MEDIA - 0.3%
      2,500   Adelphia Century Cable, 6.75%, 6/30/09, Term B                                                   2,473,215
                                                                                                         ---------------
PUBLISHING - 0.2%
      1,493   Readers Digest Association Inc., 3.57%, 5/20/08, Term B                                          1,512,789
                                                                                                         ---------------
TELECOMMUNICATIONS - 0.2%
      1,642   Dex Media East LLC, 3.71%-3.916%, 11/8/08-5/8/09, Term B                                         1,665,899
                                                                                                         ---------------
Total Senior Loans (cost-$11,026,507)                                                                         11,137,270
                                                                                                         ===============
ASSET-BACKED SECURITIES - 0.6%

        272   Ameriquest Mortgage Securities Inc., 2.34%, 11/25/04 (d)                     Aaa/AAA               272,840
      1,444   CS First Boston Mortgage Securities Corp.,
               2.17%, 11/25/04 (c) (d)                                                     Aaa/AAA             1,444,435
      3,000   Redwood Capital Ltd., 5.86%, 1/1/05 (b) (c) (d)                              Ba1/BB+             3,029,400
                                                                                                         ---------------
Total Asset-Backed Securities (cost-$4,715,794)                                                                4,746,675
                                                                                                         ===============
U.S. GOVERNMENT AGENCY SECURITIES - 0.4%

      2,830   Freddie Mac 7.50%, 10/25/43, CMO (cost-$3,079,448)                           Aaa/AAA             3,095,816
                                                                                                         ---------------

     SHARES                                                                             CREDIT RATING*
      (000)                                                                             (MOODY'S/S&P)              VALUE
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.4%
         34   Fresenius Medical Care AG, 7.875%, 2/1/08 (cost-$3,674,550)                  Ba2/BB-       $     3,672,000
                                                                                                         ---------------

 PRINCIPAL
    AMOUNT
     (000)
-----------
SHORT-TERM INVESTMENTS - 8.4%

CORPORATE NOTES - 5.5%
AUTOMOTIVE - 0.3%
$     2,000   DaimlerChrysler NA Holding Corp., 2.75%, 12/29/04 (d)                        A3/BBB              2,010,640
                                                                                                         ---------------
FINANCING - 1.8%
      6,000   Ford Motor Credit Co., 2.43%-2.51%, 12/30/04-1/18/05 (d)                     A3/BBB-             5,999,985
      6,000   General Motors Acceptance Corp., 3.33%, 1/20/05 (d)                          A3/BBB-             6,026,376
        654   Midland Funding II, 11.75%, 7/23/05 Ser. A                                   Ba3/BB-               691,866
      2,750   STEERS-2002-26 Cox, 4.98%, 11/19/04 (c) (d) (e)                               NR/NR              2,788,245
                                                                                                         ---------------
                                                                                                              15,506,472
                                                                                                         ===============
FOOD SERVICES - 0.0%
        300   Tricon Global Restaurants, Inc., 7.45%, 5/15/05                             Baa3/BBB-              307,949
                                                                                                         ---------------
HOTELS/GAMING - 0.1%
        450   Mirage Resorts, Inc., 6.625%, 2/1/05                                         Ba1/BB+               456,750
                                                                                                         ---------------
MULTI-MEDIA - 1.6%
      6,625   Continental Cablevision, Inc., 8.875%, 9/15/05                              Baa3/BBB             6,967,142
      6,350   Rogers Cablesystems Ltd., 10.00%, 3/15/05, Ser. B                            Ba2/BB+             6,540,500
                                                                                                         ---------------
                                                                                                              13,507,642
                                                                                                         ===============
OIL & GAS - 1.3%
      2,662   Atlantic Richfileld Co., 10.875%, 7/15/05                                    Aa1/AA+             2,810,021
      2,000   Oryx Energy Ltd 8.125%, 10/15/05                                            Baa3/BBB             2,078,444
      1,850   PG&E Gas Transmission Northwest Corp., 7.10%, 6/1/05                          A2/A-              1,903,188
      4,000   Reliant Energy Resources Corp, 8.125%, 7/15/05, Ser. B                       Ba1/BBB             4,148,788
                                                                                                         ---------------
                                                                                                              10,940,441
                                                                                                         ===============
TELECOMMUNICATIONS - 0.1%
        960   Sprint Capital Corp. (FON Group), 7.90%, 3/15/05                            Baa3/BBB-              979,089
                                                                                                         ---------------
TRANSPORT SERVICES - 0.3%
      2,125   FedEx Corp., 2.29%, 1/3/05 (d)                                              Baa2/BBB             2,126,445
                                                                                                         ---------------
UTILITIES - 0.0%
        200   Connectiv, Inc., 5.30%, 6/1/05, Ser. B                                      Baa2/BBB               202,648
                                                                                                         ---------------
Total Corporate Notes (cost-$45,845,502)                                                                      46,038,076
                                                                                                         ===============

COMMERCIAL PAPER - 0.5%
BANKING - 0.5%
      3,700   UBS Finance LLC,. 1.84%, 11/1/04 (cost-$3,700,000)                         PRIM 1/A-1+           3,700,000
                                                                                                         ---------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 0.4%
      3,700   Fannie Mae, 1.97%, 1/5/05 (cost-$3,686,839)                                  Aaa/AAA             3,685,903
                                                                                                         ---------------

PRINCIPAL
   AMOUNT                                                                               CREDIT RATING*
    (000)                                                                               (MOODY'S/S&P)              VALUE
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS (j) - 0.2%
$     1,800   1.56%-1.65%, 12/2/04-12/16/04 (cost-$1,796,598)                              Aaa/AAA       $     1,796,598
                                                                                                         ---------------
REPURCHASE AGREEMENTS - 1.8%
     10,469   Agreement with State Street Bank & Trust Co.
              dated 10/29/04, 1.40%, 11/1/04,
              proceeds:$10,470,221; collateralized by
              Freddie Mac, 2.875% due 9/15/05,
              valued at $10,678,652, including accrued interest                                               10,469,000
      5,000   Agreement with CS First Boston Corp.
              dated 10/29/04, 1.77%, 11/1/04,
              proceeds:$5,000,738; collateralized by
              U.S. Treasury Notes, 1.875% due 7/15/13,
              valued at $5,128,759, including accrued interest                                                 5,000,000
                                                                                                         ---------------
Total Repurchase Agreements (cost-$15,469,000)                                                                15,469,000
                                                                                                         ===============

Total Short-Term Investments (cost-$70,497,939)                                                               70,689,577
                                                                                                         ===============
PUT OPTIONS PURCHASED (i) - 0.0%

 NOTIONAL
   AMOUNT
    (000)
-----------
    125,000   Hvol3 Credit Default 1.05%, expires 6/20/05 (premiums paid-$437,500)                               312,500
                                                                                                         ---------------

TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN (cost-$806,121,037) - 100.2%                                  847,101,157
                                                                                                         ===============
CALL OPTIONS WRITTEN (i) - (0.2)%

  (125,000)   Hvol Credit Default 1.05%, expires 6/20/05                                                        (575,000)
    (7,450)   News America Holdings, Strike price $100, expires 10/1/06                                         (742,087)
                                                                                                         ---------------
Total Call Options Written (premiums received-$437,500)                                                       (1,317,087)
                                                                                                         ===============

TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$805,683,537) - 100.0%                              $   845,784,070
                                                                                                         ===============

NOTES TO SCHEDULE OF INVESTMENTS:

*    Unaudited
(a)  Security in default.
(b)  Illiquid security.
(c) 144A Security -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(d) Floating Rate Security -- Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on October 31, 2004.
(e)  Fair-valued security.
(f)  Credit-linked trust certificate.
(g) Private Placement -- Restricted as to resale and may not have a readily available market.
(h) These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to disposition.
(i)  Non-income producing security.
(j)  All or partial amount segregated as initial margin on futures contracts.

GLOSSARY:

CMO   -  Collateralized Mortgage Obligation
NR    -  Not Rated
REIT  -  Real Estate Investment Trust
VRN   -  Variable Rate Note -- Maturity date shown is date of next rate change and the interest rate disclosed reflects rate in effect October 31, 2004.

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS:
Investments, at value (cost-$806,121,037)                                                         $   847,101,157
-----------------------------------------------------------------------------------------------   ---------------
Cash (including foreign currency of $6,969 with a cost of $6,986)                                       1,149,370
-----------------------------------------------------------------------------------------------   ---------------
Interest receivable                                                                                    14,779,617
-----------------------------------------------------------------------------------------------   ---------------
Receivable for investments sold                                                                        13,236,391
-----------------------------------------------------------------------------------------------   ---------------
Receivable for terminated swap                                                                            882,840
-----------------------------------------------------------------------------------------------   ---------------
Premiums for swaps purchased                                                                              468,916
-----------------------------------------------------------------------------------------------   ---------------
Receivable for premium on written options                                                                 457,500
-----------------------------------------------------------------------------------------------   ---------------
Receivable for variation margin on futures contracts                                                      181,938
-----------------------------------------------------------------------------------------------   ---------------
Unrealized appreciation on swaps                                                                           69,319
-----------------------------------------------------------------------------------------------   ---------------
Periodic payments receivable on swaps                                                                      35,358
-----------------------------------------------------------------------------------------------   ---------------
Prepaid expenses                                                                                           26,129
-----------------------------------------------------------------------------------------------   ---------------
 Total Assets                                                                                         878,388,535
===============================================================================================   ===============

LIABILITIES:
Payable for investments purchased                                                                      15,237,400
-----------------------------------------------------------------------------------------------   ---------------
Dividends payable to common and preferred shareholders                                                  3,866,230
-----------------------------------------------------------------------------------------------   ---------------
Premiums for swaps sold                                                                                    21,827
-----------------------------------------------------------------------------------------------   ---------------
Options written, at value (premium received-$437,500)                                                   1,317,087
-----------------------------------------------------------------------------------------------   ---------------
Unrealized depreciation on swaps                                                                          670,396
-----------------------------------------------------------------------------------------------   ---------------
Investment management fee payable                                                                         396,918
-----------------------------------------------------------------------------------------------   ---------------
Periodic payments payable on swaps                                                                        127,444
-----------------------------------------------------------------------------------------------   ---------------
Unrealized depreciation on forward foreign currency contracts                                              79,607
-----------------------------------------------------------------------------------------------   ---------------
Accrued expenses                                                                                          156,888
-----------------------------------------------------------------------------------------------   ---------------
 Total Liabilities                                                                                     21,873,797
-----------------------------------------------------------------------------------------------   ---------------
PREFERRED SHARES ($25,000 NET ASSET AND LIQUIDATION VALUE PER SHARE APPLICABLE
 TO AN AGGREGATE OF 12,000 SHARES ISSUED AND OUTSTANDING)                                             300,000,000
-----------------------------------------------------------------------------------------------   ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                      $   556,514,738
===============================================================================================   ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 35,712,112 shares issued and outstanding)           $           357
-----------------------------------------------------------------------------------------------   ---------------
 Paid-in-capital in excess of par                                                                     506,975,340
-----------------------------------------------------------------------------------------------   ---------------
Dividends in excess of net investment income                                                               (4,753)
-----------------------------------------------------------------------------------------------   ---------------
Accumulated net realized gain                                                                           9,207,687
-----------------------------------------------------------------------------------------------   ---------------
Net unrealized appreciation of investments, futures contracts, options written,
 swaps and foreign currency transactions                                                               40,336,107
-----------------------------------------------------------------------------------------------   ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                      $   556,514,738
-----------------------------------------------------------------------------------------------   ---------------
NET ASSET VALUE PER COMMON SHARE                                                                  $         15.58
===============================================================================================   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE INCOME FUND STATEMENT OF OPERATIONS
For the year ended October 31, 2004

INVESTMENT INCOME:
Interest                                                                                          $    54,112,512
-----------------------------------------------------------------------------------------------   ---------------
Dividends                                                                                                 372,566
-----------------------------------------------------------------------------------------------   ---------------
TOTAL INVESTMENT INCOME                                                                                54,485,078
===============================================================================================   ===============

EXPENSES:
Investment management fees                                                                              6,309,497
-----------------------------------------------------------------------------------------------   ---------------
Auction agent fees and commissions                                                                        777,805
-----------------------------------------------------------------------------------------------   ---------------
Custodian and accounting agent fees                                                                       214,682
-----------------------------------------------------------------------------------------------   ---------------
Reports to shareholders                                                                                   155,896
-----------------------------------------------------------------------------------------------   ---------------
Audit and tax services                                                                                     87,572
-----------------------------------------------------------------------------------------------   ---------------
Trustees' fees and expenses                                                                                44,002
-----------------------------------------------------------------------------------------------   ---------------
Transfer agent fees                                                                                        35,060
-----------------------------------------------------------------------------------------------   ---------------
Interest expense                                                                                           25,595
-----------------------------------------------------------------------------------------------   ---------------
New York Stock Exchange listing fee                                                                        21,660
-----------------------------------------------------------------------------------------------   ---------------
Legal fees                                                                                                 16,542
-----------------------------------------------------------------------------------------------   ---------------
Investor relations                                                                                         14,134
-----------------------------------------------------------------------------------------------   ---------------
Insurance expense                                                                                          16,953
-----------------------------------------------------------------------------------------------   ---------------
Miscellaneous                                                                                              19,725
-----------------------------------------------------------------------------------------------   ---------------
 Total expenses                                                                                         7,739,123
-----------------------------------------------------------------------------------------------   ---------------
 Less: investment management fees waived                                                               (1,682,533)
-----------------------------------------------------------------------------------------------   ---------------
       custody credits earned on cash balances                                                             (4,300)
-----------------------------------------------------------------------------------------------   ---------------
 Net expenses                                                                                           6,052,290
-----------------------------------------------------------------------------------------------   ---------------

NET INVESTMENT INCOME                                                                                  48,432,788
===============================================================================================   ===============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments                                                                                            8,232,140
-----------------------------------------------------------------------------------------------   ---------------
 Futures contracts                                                                                        400,077
-----------------------------------------------------------------------------------------------   ---------------
 Options written                                                                                         (240,000)
-----------------------------------------------------------------------------------------------   ---------------
 Swaps                                                                                                  1,808,384
-----------------------------------------------------------------------------------------------   ---------------
 Foreign currency transactions                                                                           (353,704)
-----------------------------------------------------------------------------------------------   ---------------
Net change in unrealized appreciation/depreciation of:
 Investments                                                                                           14,813,275
-----------------------------------------------------------------------------------------------   ---------------
 Futures contracts                                                                                      1,012,854
-----------------------------------------------------------------------------------------------   ---------------
 Options written                                                                                         (554,171)
-----------------------------------------------------------------------------------------------   ---------------
 Swaps                                                                                                   (143,934)
-----------------------------------------------------------------------------------------------   ---------------
 Foreign currency transactions                                                                            (34,954)
-----------------------------------------------------------------------------------------------   ---------------
Net realized and unrealized gain on investments, swaps, options written, futures contracts,
 and foreign currency transactions                                                                     24,939,967
-----------------------------------------------------------------------------------------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                                        73,372,755
===============================================================================================   ===============
TOTAL DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES                                                  (4,007,822)
===============================================================================================   ===============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM
 INVESTMENT OPERATIONS                                                                            $    69,364,933
===============================================================================================   ===============

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

           PIMCO CORPORATE INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
                        APPLICABLE TO COMMON SHAREHOLDERS

                                                                                                      YEAR ENDED
                                                                                        --------------------------------------
                                                                                         OCTOBER 31, 2004     OCTOBER 31, 2003
                                                                                        -----------------    -----------------
INVESTMENT OPERATIONS:
Net investment income                                                                   $      48,432,788    $      55,013,611+
-------------------------------------------------------------------------------------   -----------------    -----------------
Net realized gain on investments, futures contracts, options written,
 swaps and foreign currency transactions                                                        9,846,897           11,601,185+
-------------------------------------------------------------------------------------   -----------------    -----------------
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps and foreign currency
 transactions                                                                                  15,093,070          100,041,581
-------------------------------------------------------------------------------------   -----------------    -----------------
Net increase in net assets resulting from investment operations                                73,372,755          166,656,377
-------------------------------------------------------------------------------------   -----------------    -----------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
 Net investment income                                                                         (3,423,698)          (3,826,864)
-------------------------------------------------------------------------------------   -----------------    -----------------
 Net realized gains                                                                              (584,124)                  --
-------------------------------------------------------------------------------------   -----------------    -----------------
Total dividends and distributions on preferred shares                                          (4,007,822)          (3,826,864)
-------------------------------------------------------------------------------------   -----------------    -----------------
Net increase in net assets applicable to common shareholders
 resulting from investment operations                                                          69,364,933          162,829,513
-------------------------------------------------------------------------------------   -----------------    -----------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
 Net investment income                                                                        (49,978,163)         (48,549,901)
-------------------------------------------------------------------------------------   -----------------    -----------------
 Net realized gains                                                                           (12,044,100)          (4,026,740)
-------------------------------------------------------------------------------------   -----------------    -----------------
Total dividends and distributions to common shareholders                                      (62,022,263)         (52,576,641)
-------------------------------------------------------------------------------------   -----------------    -----------------
Reinvestment of dividends and distributions                                                     4,717,803            4,219,227
-------------------------------------------------------------------------------------   -----------------    -----------------
Total increase in net assets applicable to common shareholders                                 12,060,473          114,472,099
=====================================================================================   =================    =================

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                                                             544,454,265          429,982,166
-------------------------------------------------------------------------------------   -----------------    -----------------
End of year (including undistributed (dividends in excess of)
 net investment income of $(4,753) and $5,752,193, respectively)                        $     556,514,738    $     544,454,265
=====================================================================================   =================    =================

COMMON SHARES ISSUED IN REINVESTMENT OF
 DIVIDENDS AND DISTRIBUTIONS:                                                                     303,847              301,974
=====================================================================================   =================    =================

+ As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under swap agreements, previously included within interest income, as a component of realized gain
     (loss) in the Statement of Operations. The effect of this reclassification was to reduce net investment income and increase net realized gain on swaps by $463,878.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE INCOME FUND NOTES TO FINANCIAL STATEMENTS
October 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Corporate Income Fund (the "Fund"), was organized as a Massachusetts business trust on October 17, 2001. Prior to commencing operations on December 21, 2001, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. PA Fund Management LLC (the "Investment Manager"), serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI"), formerly Allianz Dresdner Asset Management of America, L.P. AGI is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund seeks to achieve high current income with capital preservation and appreciation as secondary objectives by investing at least 80% of its assets in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair valued pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Senior Loans, for which a secondary market does not exist, are valued at fair value by the Fund's Sub-Adviser, pursuant to procedures approved by the Board of Trustees. Such procedures may include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) OPTION TRANSACTIONS
The Fund may purchase and write (sell) put and call options for hedging and/or risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market.

(g) INTEREST RATE/CREDIT DEFAULT SWAPS
The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and charged to realized gains and losses.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to realized gains and losses.

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gains/losses and/or unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Asset and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(i) SENIOR LOANS
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a lending syndicate of financial institutions "Lenders". When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligaions as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(k) REPURCHASE AGREEMENTS
The Fund enters into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(l) REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the return it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund's limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. During the year ended October 31, 2004, the weighted average daily balance and weighted average interest rate of reverse repurchase agreements outstanding were $7,465,980 and 1.39%, respectively.

(m) CUSTODY CREDITS EARNED ON CASH BALANCES
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent fees expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has an Investment Management Agreement (the "Agreement") with the Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. In order to reduce Fund expenses, the Investment Manager has contractually agreed to waive the Fund's for fees and expenses at the annual rate of 0.20% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through December 31, 2006, and for a declining amount thereafter through December 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser") to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund's investment decisions. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.42% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager such that the Sub-Adviser will receive 0.30% of the Fund's average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Fund's operations through December 31, 2006, and will receive an increasing amount thereafter. The Investment Manager informed the Fund that it paid the Sub-Adviser $2,523,799 in connection with its sub-advisory services for the year ended October 31, 2004.

3. INVESTMENTS IN SECURITIES
For the year ended October 31, 2004, purchases and sales of investments, other than short-term securities, were $595,429,039 and $624,789,367, respectively.

(a) Futures contracts outstanding at October 31, 2004:

                                                                NOTIONAL
                                                                 AMOUNT          EXPIRATION         UNREALIZED
TYPE                                                             (000)              DATE           APPRECIATION
----------------------------------------------------------------------------------------------------------------
Long:

     U.S. Treasury Notes 10 year                              $        281          12/20/04     $       779,104
     Financial Future Euro-90 day                                    2,188           9/19/05             131,250
                                                                                                 ---------------
                                                                                                 $       910,354
                                                                                                 ===============

(b) Credit default swap contracts outstanding at October 31, 2004:

                                             NOTIONAL
SWAP                                          AMOUNT                             FIXED
COUNTERPARTY/                               PAYABLE ON                          PAYMENTS           UNREALIZED
REFERENCED DEBT                               DEFAULT                        RECEIVED (PAID)      APPRECIATION
OBLIGATION                                     (000)      TERMINATION DATE       BY FUND         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Bear Stearns
 EnCana Corp.
  4.75%, 10/15/13                          $      3,000          9/20/2009              0.53%    $        27,919

CitiGroup, Inc.
 Dow Jones CDX.NAIG.3                            75,000          3/20/2015             (0.70)%          (199,030)

Merrill Lynch
 AOL Time Warner Inc.,
  0.00%, 12/6/2019                               10,000           1/6/2005              2.15%             41,400

Morgan Stanley Capital
 Chesapeake Energy Corp.
  7.00%, 8/15/14                                  5,000         12/26/2004              0.40%               (605)

Wachovia
 Dow Jones CDX.NAIC.HVOL                         18,000          3/20/2010             (1.05)%            (2,248)
                                                                                                 ---------------
                                                                                                 $      (132,564)
                                                                                                 ===============

(c) Interest rate swap contract outstanding at October 31, 2004:

                                                                       RATE TYPE
                             NOTIONAL                   ----------------------------------------
SWAP                          AMOUNT     TERMINATION    PAYMENTS MADE       PAYMENTS RECEIVED        UNREALIZED
COUNTERPARTY                  (000)          DATE          BY FUND               BY FUND            DEPRECIATION
----------------------------------------------------------------------------------------------------------------
Lehman Brothers             $    7,450     10/1/2006        7.43%       3 month LIBOR plus 1.15%    $    468,513
                                                                                                    ------------

LIBOR - London Interbank Offered Rate

The Fund received $1,250,000 par value in U.S. Treasury Bills as collateral for swap contracts written.

(d)  Forward foreign currency contracts outstanding at October 31, 2004:

SOLD:                                                  U.S.$ VALUE ON          U.S.$ VALUE           UNREALIZED
(000)                                                 ORIGINATION DATE       OCTOBER 31, 2004       DEPRECIATION
----------------------------------------------------------------------------------------------------------------
6,045 Euro, settling 12/09/04                         $      7,609,234       $      7,688,841       $     79,607
                                                                                                    ------------

(d) Transactions in options written for the year ended October 31, 2004 were:

                                                               NOTIONAL
                                                                 AMOUNT
                                                                  (000)         PREMIUMS
----------------------------------------------------------------------------------------
Options outstanding, October 31, 2003                             7,450    $           0
Option written                                                  225,000          887,500
Options terminated in closing purchase transactions            (100,000)        (450,000)
                                                          -------------    -------------
Options outstanding, October 31, 2004                           132,450    $     437,500
                                                          -------------    -------------

4. INCOME TAX INFORMATION
The tax character of dividends and distributions paid was:

                                                         YEAR ENDED        YEAR ENDED
                                                      OCTOBER 31, 2004  OCTOBER 31, 2003
----------------------------------------------------------------------------------------
Ordinary Income                                       $     58,035,410  $     56,403,505
Long-Term Capital Gains                                      7,994,675                --

At October 31, 2004, the tax character of distributable earnings of $10,144,017 was composed of $2,596,827 of ordinary income and $7,547,190 of long-term capital gains.

Net investment income differs for financial statements and tax purposes primarily due to differing treatment of foreign currency transactions, paydowns and swaps.

The cost basis of portfolio securities for federal income tax purposes is $806,231,373. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $47,740,388, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $6,870,604 unrealized appreciation for federal income tax purposes is $40,869,784.

5. AUCTION PREFERRED SHARES
The Fund has issued 2,400 shares of Preferred Shares Series M, 2,400 shares of Preferred Shares Series T, 2,400 shares of Preferred Shares Series W, 2,400 shares of Preferred Shares Series TH, and 2,400 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually to Preferred Shares.

For the year ended October 31, 2004, the annualized dividend rate ranged from:

                                       HIGH             LOW          AT OCTOBER 31, 2004
----------------------------------------------------------------------------------------
Series M                               1.89%           1.00%                 1.86%
Series T                               1.90%           1.00%                 1.25%
Series W                               1.91%           1.03%                 1.87%
Series TH                              1.95%           1.00%                 1.90%
Series F                               1.96%           1.01%                 1.87%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On November 1, 2004, a dividend of $0.10625 per share was declared to common shareholders payable December 1, 2004 to shareholders of record on November 12, 2004.

On December 1, 2004, a dividend of $0.10625 per share was declared to common shareholders payable December 31, 2004 to shareholders of record on December 17, 2004.

7. LEGAL PROCEEDINGS
On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies ("open-end" funds) advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with AGI and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG") on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Manager and these affiliates agreed to jointly pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission's order. The settlement agreement resolves matters described in the complaint filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Fund has been named in three of the lawsuits concerning market timing. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, AGI, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the SubAdviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Funds' shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Fund.

8. CORPORATE CHANGES
On July 29, 2004, Stephen Treadway resigned as the Fund's Chairman. On September 14, 2004, David C. Flattum was appointed to the Board of Trustees. On October 5, 2004, the Board of Trustees elected Robert E. Connor as Chairman. On December 14, 2004, Thomas J. Fuccillo was appointed as the Fund's Secretary.

PIMCO CORPORATE INCOME FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding throughout each period:

                                                                                                            FOR THE PERIOD
                                                                             YEAR ENDED                      DECEMBER 21,
                                                                ------------------------------------        2001* THROUGH
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003       OCTOBER 31, 2002
                                                                ----------------    ----------------       ----------------
Net asset value, beginning of period                            $          15.38    $          12.25       $          14.33**
INVESTMENT OPERATIONS:
Net investment income                                                       1.33                1.55(2)                1.12(1)(2)
Net realized and unrealized gain (loss) on investments                      0.73                3.18(2)               (2.00)(2)
Total from investment operations                                            2.06                4.73                  (0.88)
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
   Net investment income                                                   (0.10)              (0.11)                 (0.11)
   Net realized gains                                                      (0.01)                  -                      -
Total dividends and distributions on preferred shares                      (0.11)              (0.11)                 (0.11)
Net increase (decrease) in net assets applicable to common
shares resulting from investment operations                                 1.95                4.62                  (0.99)
DIVIDENDS AND DISTRIBUTION TO COMMON SHAREHOLDERS FROM:
   Net investment income                                                   (1.41)              (1.38)                 (0.96)
   Net realized gains                                                      (0.34)              (0.11)                     -
Total dividends and distributions to common shareholders                   (1.75)              (1.49)                 (0.96)
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in
excess of par                                                                  -                   -                  (0.03)(1)
Preferred shares offering costs/underwriting discount charged
to paid-in capital in excess of par                                            -                   -                  (0.10)(1)
   Total capital share transactions                                            -                   -                  (0.13)
Net asset value, end of period                                  $          15.58    $          15.38       $          12.25
Market price, end of period                                     $          15.46    $          15.43       $          13.24
TOTAL INVESTMENT RETURN (3)                                                12.32%              29.29%                 (5.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders,
end of period (000)                                             $        556,515    $        544,454       $        429,982
Ratio of expenses to average net assets (4)(5)(6)                           1.12%               1.15%                  1.07%(7)
Ratio of net investment income to average net assets (4)(6)                 8.95%              10.90%(2)               9.83%(2)(7)
Preferred shares asset coverage per share                       $         71,365    $         70,367       $         60,826
Portfolio turnover                                                            74%                 63%                    77%

*    Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)  Calculated based on average daily shares outstanding.
(2) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to prior year amounts, resulting in reductions to the ratio of net investment income to average net assets of 0.09% and 0.16% and to net investment income per share of $0.02 and $0.02 for the fiscal periods ending October 31, 2003 and October 31, 2002, respectively.
(3) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(4) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(5) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(m) in Notes to Financial Statements).
(6) During the fiscal periods indicated above the Investment Manager waived a portion of its investment management fee. If such waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.43% and 8.64%, respectively, for the year ended October 31, 2004, 1.47% and 10.58%, respectively for the year ended October 31, 2003 and 1.37% (annualized) and 9.53% (annualized), respectively, for the period December 21, 2001 (commencement of operations) through October 31, 2002.
(7)  Annualized

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE INCOME FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
                            FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
PIMCO CORPORATE INCOME FUND:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO Corporate Income Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets applicable to common shareholders for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 21, 2001 (commencement of operations) through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 23, 2004

PIMCO CORPORATE INCOME FUND DIVIDEND REINVESTMENT PLAN (unaudited)

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund's transfer agent, PFPC Inc., P.O.Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

PIMCO CORPORATE INCOME FUND TAX INFORMATION, OTHER INFORMATION,
                            ANNUAL SHAREHOLDERS MEETING RESULTS (unaudited)

TAX INFORMATION:

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund's tax year end (October 31, 2004) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Per share dividends for the tax year ended October 31, 2004 were as follows:

    Dividends to common shareholders from ordinary income            $    1.445
    Dividends to preferred shareholders from ordinary income         $  285.308

    Distributions to common shareholders from long-term gains        $    0.298
    Distribution to preferred shareholders from long-term gains      $   48.677

Since the Fund's tax year is not the calendar year, another notification will be sent with respect to calendar year 2004. In January 2005, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2004. The amount that will be reported, will be the amount to use on your 2004 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended October 31, 2004. Shareholders are advised to consult with their tax advisers as to the federal, state and local tax status of the income received from the Fund.

OTHER INFORMATION:

Since October 31, 2003, there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the persons primarily responsible for the day-to-day management of the Fund's portfolio.

ANNUAL SHAREHOLDERS MEETING RESULTS:

The Fund held its annual meeting of shareholders on September 14, 2004. Common/Preferred shareholders voted to re-elect Paul Belica as a Class II Trustee to serve until 2007. Preferred shareholders voted to re-elect John J. Dalesandro II as a Class II Trustee to serve until 2007.

The resulting vote count is indicated below:

                                                                            WITHHOLD
                                                           AFFIRMATIVE      AUTHORITY
---------------------------------------------------------------------------------------
Election of Paul Belica                                      30,084,256         459,631

Election of John J. Dalesandro II                                 9,860              40

Robert E. Connor, David C. Flattum*, Hans W. Kertess and R. Peter Sullivan III, continue to serve as Trustees of the Fund.

----------
* Preferred Shares Trustee

PIMCO CORPORATE INCOME FUND BOARD OF TRUSTEES (unaudited)

                                                       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
-------------------------------------------------------------------------------------------------------------------
ROBERT E. CONNOR                                       Corporate Affairs Consultant; Formerly, Senior Vice
1345 Avenue of the Americas                            President, Corporate Office, Smith Barney, Inc.
New York, NY 10105
Age: 69
CHAIRMAN OF THE BOARD OF TRUSTEES SINCE: 2004
TRUSTEE SINCE: 2002
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
   AT 2006 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 21 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

PAUL BELICA                                            Director, Student Loan Finance Corp., Education Loans, Inc.,
1345 Avenue of the Americas                            Goal Funding I, Inc., Goal Funding II, Inc. and Surety Loan
New York, NY 10105                                     Funding, Inc.; Formerly, senior executive and member of the
Age: 83                                                Board of Smith Barney, Harris Upham & Co.; and the CEO of
TRUSTEE SINCE: 2002                                    five State of New York Agencies.
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
    AT 2005 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 21 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

JOHN J. DALESSANDRO II                                 Formerly, President and Director, J.J. Dalessandro II Ltd.,
1345 Avenue of the Americas                            registered broker-dealer and member of the New York Stock
New York, NY 10105                                     Exchange.
Age: 67
TRUSTEE SINCE: 2002
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
   AT 2004 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 16 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

DAVID C. FLATTUM                                       Managing Director, Chief Operating Officer, General Counsel
888 San Clemente Drive, Suite 100                      and member of Management Board, Allianz Dresdner Asset
Newport Beach, CA 92660                                Management of America, L.P. ("ADAM"); Formerly, Partner,
Age: 40                                                Latham & Watkins LLP (1998-2001).
TRUSTEE SINCE: 2004
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
   AT 2004 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 52 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

HANS W. KERTESS                                        President, H Kertess & Co.; Formerly, Managing Director,
1345 Avenue of the Americas                            Royal Bank of Canada Capital Markets.
New York, NY 10105
Age: 65
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
   AT 2006 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 16 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

R. PETER SULLIVAN III                                  Formerly, Managing Partner, Bear Wagner Specialists LLC
1345 Avenue of the Americas                            (formerly, Wagner Stott Mercator LLC), specialist firm on
New York, NY 10105                                     the New York Stock Exchange.
Age: 63
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND FOR RE-ELECTION
   AT 2004 ANNUAL MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

PIMCO CORPORATE INCOME FUND PRIVACY POLICY, PROXY VOTING POLICIES &
                            PROCEDURES (unaudited)

PRIVACY POLICY:

OUR COMMITMENT TO YOU
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

PROXY VOTING POLICIES & PROCEDURES:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the year ended June 30, 2004 is available (i) without charge, upon request, by calling the Fund's transfer agent at (800) 331-1710; (ii) on the Fund's website at www.pimcoadvisors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

TRUSTEES AND PRINCIPAL OFFICERS

Robert E. Connor
   Chairman of the Board of Trustees
Paul Belica
   Trustee
John J. Dalessandro II
   Trustee
David C. Flattum
   Trustee
Hans W. Kertess
   Trustee
R. Peter Sullivan III
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President
David C. Hinman
   Vice President
Raymond G. Kennedy
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
   Secretary
Youse Guia
   Chief Compliance Officer
Jennifer A. Patula
   Assistant Secretary

INVESTMENT MANAGER

PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Funds files its complete schedule of portfolio holdings with the Securities and exchange commission (the "Commission") for the first and third quarter of its fiscal year on Form N-Q. Form N-Q is available (i) on the Fund's website at www.pimcoadvisors.com (ii) on the Commission's website at www.sec.gov, and (iii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office at 450 5th Street N.W. Room 1200, Washington, D.C. 20459,
(202) 942-8090.

Information on the Fund is available at www.pimcoadvisors.com or by calling the Fund's transfer agent at 1-800-331-1710.

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $45,750 in 2003 and $45,000 in 2004.

     b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item were $43,116 in 2003 and $21,000 in 2004. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

     c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $8,800 in 2003 and $9,900 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

     d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

     e) 1. Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

          PIMCO Corporate Income Fund (THE "FUND")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

     a review of the nature of the professional services expected to provided,

     the fees to be charged in connection with the services expected to be provided,

     a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Funds' independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

     Annual Fund financial statement audits
     Seed audits (related to new product filings, as required)
     SEC and regulatory filings and consents
     Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

     Accounting consultations
     Fund merger support services
     Agreed upon procedure reports (inclusive of quarterly review of Basic
       Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
     Other attestation reports
     Comfort letters
     Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

     Tax compliance services related to the filing or amendment of the following:
       Federal, state and local income tax compliance; and, sales and use tax compliance
       Timely RIC qualification reviews
       Tax distribution analysis and planning
       Tax authority examination services
       Tax appeals support services
       Accounting methods studies
       Fund merger support service
       Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

     Bookkeeping or other services related to the accounting records or financial statements of the Funds
     Financial information systems design and implementation
     Appraisal or valuation services, fairness opinions, or
       contribution-in-kind reports
     Actuarial services
     Internal audit outsourcing services
     Management functions or human resources
     Broker or dealer, investment adviser or investment banking services Legal services and expert services unrelated to the audit
     Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to PA Fund Management LLC (Formerly, PIMCO Advisors Fund Management
LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

     (1) The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

     (2) Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

     (3) Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

          e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

          f) Not applicable

          g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2003 Reporting Period was $3,533,830 and the 2004 Reporting Period was $2,804,545.

          h) Auditor Independence. The Registrant's Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Robert E. Connor, Paul Belica, John
J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the "Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

                                                   TOTAL NUMBER
                                                OF SHARES PURCHASED        MAXIMUM NUMBER OF
                  TOTAL NUMBER     AVERAGE      AS PART OF PUBLICLY      SHARES THAT MAY YET BE
                    OF SHARES     PRICE PAID     ANNOUNCED PLANS OR    PURCHASED UNDER THE PLANS
    PERIOD          PURCHASED     PER SHARE           PROGRAMS                OR PROGRAMS
    ------          ---------     ---------           --------                -----------
November 2003          N/A           N/A                        N/A               N/A
December 2003          N/A          15.40                 30,260.40               N/A
January 2004           N/A          15.65                138,684.60               N/A
February 2004          N/A          15.33                 30,939.62               N/A
March 2004             N/A          15.42                 31,752.03               N/A
April 2004             N/A          15.47                 36,531.93               N/A
May 2004               N/A          15.48                 35,677.92               N/A
June 2004              N/A           N/A                        N/A               N/A
July 2004              N/A           N/A                        N/A               N/A
August 2004            N/A           N/A                        N/A               N/A
September 2004         N/A           N/A                        N/A               N/A
October 2004           N/A           N/A                        N/A               N/A

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates, "which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

(c)  Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

(d)  Exhibit 99.CODE ETH - Code of Ethics

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Corporate Income Fund
             ---------------------------

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date January 10, 2005
---------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date January 10, 2005
---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date Janaury 10, 2005
---------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date Janaury 10, 2005
---------------------